Summary of Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of initial application of standards or interpretations [abstract]
Disclosure of initial application of standards or interpretations
The Group has adopted the following standards and amendments for the first time for our annual reporting period commencing January 1, 2023:

Standard	Key requirements	Effective for annual periods beginning on or after
IFRS 17	Insurance Contracts	January 1, 2023
Amendments to IAS 1 and IFRS Practice Statement 2	Disclosure of Accounting Policies	January 1, 2023
Amendments to IAS 8	Definition of Accounting Estimates	January 1, 2023
Amendments to IAS 12	Deferred Tax related to Assets and Liabilities Arising from a Single Transaction	January 1, 2023
Amendments to IAS 12	International Tax Reform-Pillar Two Model Rules	January 1, 2023

Disclosure of expected impact of initial application of new standards or interpretations
The Group has not applied the following new and revised IFRSs that have been issued but are not yet effective in the consolidated financial statements.

Standard	Key requirements	Effective for annual periods beginning on or after
Amendments to IAS 1	Classification of Liabilities as Current or Non-current	January 1, 2024
Amendments to IAS 1	Non-current Liabilities with Covenants	January 1, 2024
Amendments to IFRS 16	Lease Liability in a Sale and Leaseback	January 1, 2024
Amendments to IAS 7 and IFRS 7	Supplier Finance Arrangements	January 1, 2024
Amendments to IAS 21	Lack of Exchangeability	January 1, 2025
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets Between an Investor and its Associate or Joint Venture	To be determined

Disclosure Of Detailed Information About Functional Currency	The subsidiaries have the following functional currencies:

Functional Currency
Connect HK and Connect US	USD
Connect SZ, Connect SH, Connect BJ, Connect SHZ	RMB
Connect AU	AUD

Summary of Property, Plant and Equipment
Depreciation is calculated using the straight-line method to allocate the cost, net of their residual values, over their estimated useful lives or, in the case of leasehold improvements, the shorter lease term as follows:

Assets	Useful life
Laboratory equipment	5-10 years
Leasehold improvements	Shorter of lease term or 5 years
Office equipment and furniture	3-5 years

(In thousands)	Laboratory equipment	Leasehold improvements	Office equipment, furniture and others	Assets under construction[i]	Total
As of January 1, 2021
Cost	$869	$224	$90	$292	$1,475
Accumulated depreciation	(224)	(124)	(64)	—	(412)
Net book value	$645	$100	$26	$292	$1,063
Year ended December 31, 2021
Opening net book value	$645	$100	$26	$292	$1,063
Exchange difference	82	9	3	5	99
Additions	4,636	122	133	3,779	8,670
Transfers	—	378	—	(378)	—
Disposals	(34)	—	(5)	—	(39)
Depreciation	(304)	(126)	(56)	—	(486)
Closing net book value	$5,025	$483	$101	$3,698	$9,307
As of December 31, 2021
Cost	$5,553	$733	$221	$3,698	$10,205
Accumulated depreciation	(528)	(250)	(120)	—	(898)
Net book value	$5,025	$483	$101	$3,698	$9,307

Year ended December 31, 2022
Opening net book value	$5,025	$483	$101	$3,698	$9,307
Exchange difference	(414)	(36)	1	(412)	(861)
Additions	312	65	119	1,455	1,951
Transfers	43	—	—	(43)	—
Depreciation	(494)	(151)	(78)	—	(723)
Impairment loss[i]	—	—	—	(4,698)	(4,698)
Closing net book value	$4,472	361	$143	$—	$4,976
As of December 31, 2022
Cost	$5,494	$762	$341	$—	$6,597
Accumulated depreciation	(1,022)	(401)	(198)	—	(1,621)
Net book value	$4,472	$361	$143	$—	$4,976

Year ended December 31, 2023
Opening net book value	$4,472	$361	$143	$—	$4,976
Exchange difference	(73)	(3)	—	—	(76)
Additions	83	—	—	—	83
Disposals	(1)	—	(1)	—	(2)
Depreciation	(494)	(131)	(82)	—	(707)
Closing net book value	$3,987	$227	$60	$—	$4,274
As of December 31, 2023
Cost	$5,503	$759	$340	$—	$6,602
Accumulated depreciation	(1,516)	(532)	(280)	—	(2,328)
Net book value	$3,987	$227	$60	$—	$4,274
(i)    The Group terminated a plan to build a facility for research and development laboratory, manufacturing and office use in the Taicang High-Tech Industrial Development Zone and recognized net impairment losses on the construction in process of USD 4.7 million for the year ended December 31, 2022.